LOSS PER SHARE - Loss per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of earnings per share [Abstract]
Yamana Gold Inc. equity holders	$ 203.6	$ 225.6